RECEIVABLES	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
RECEIVABLES [Text Block]

6. RECEIVABLES

A summary of the Company's receivables is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Taxes receivable	51,868	16,368	13,829
Trade receivables	124,827	238,023	189,192
	176,695	254,391	203,021

There was no provision for expected credit losses on trade receivables as at March 31, 2025, March 31, 2024 and January 31, 2024.